                                                                     Rule 497(e)
                                                          File Nos: 33-29180 and
                                                                       811-05823

                       SUPPLEMENT DATED DECEMBER 20, 2005

                                       TO

                       PROSPECTUS DATED NOVEMBER 30, 2005

                                       FOR

                          DOMINI SOCIAL EQUITY FUND(R),
                     DOMINI EUROPEAN SOCIAL EQUITY FUND(SM)
                                       AND
                           DOMINI SOCIAL BOND FUND(R)
                                EACH A SERIES OF
                         DOMINI SOCIAL INVESTMENT TRUST

THE FOLLOWING SUPPLEMENTS THE INFORMATION ON PAGE A-3 OF THE ABOVE PROSPECTUS
REGARDING "HOW TO OPEN AN ACCOUNT":

Each Fund may waive minimums for initial and subsequent purchases for investors who purchase shares through omnibus accounts.